Financial instruments and risk management - Schedule of financial assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 480	£ 443
Derivative liabilities	(456)	(129)
Financial assets/(liabilities) at fair value	24	314
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities) at fair value	(403)	(440)
Financial assets - other	184	138
Financial liabilities - other	£ (587)	£ (578)